Frontegra Phocas Small Cap Value Fund (Prospectus Summary) | Frontegra Phocas Small Cap Value Fund
SUMMARY SECTION
Investment Objective.
The investment objective of the Frontegra Phocas Small Cap Value Fund
(the "Fund") is long-term total investment return through capital appreciation. This investment objective is fundamental and may not be changed without shareholder approval.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Frontegra Phocas Small Cap Value Fund Institutional Class
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Service Fee (for shares redeemed by wire)	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Frontegra Phocas Small Cap Value Fund Institutional Class
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses		1.41%
Acquired Fund Fees and Expenses	[1]	0.16%
Total Annual Fund Operating Expenses		2.57%
Fee Waiver	[2]	(1.31%)
Total Annual Fund Operating Expenses After Fee Waiver		1.26%
[1]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses incurred by the Fund in connection with its investments in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund's ratio of expenses to average net assets appearing in the Financial Highlights table, which does not include AFFE.
[2]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc. ("Frontegra"), the Fund's investment adviser, and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 1.10% of the Fund's average daily net assets for the Institutional Class shares. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitation. The expense cap agreement will continue in effect until October 31, 2013 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements and have been restated to reflect estimated current expenses due to a decrease in the Fund's assets since fiscal year end.

Example.
The following example is intended to help you compare the cost of investing in the Institutional Class shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Frontegra Phocas Small Cap Value Fund Institutional Class	128	675	1,248	2,807

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance. During its most recent fiscal year, the Fund had a portfolio turnover rate of 50% of the average value of its portfolio.
Principal Investment Strategy.
Under normal market conditions, the Fund invests at least 80% of its net assets in domestic common stocks and other equity securities (including convertible preferred stocks and warrants) of small-capitalization companies, consistent with companies within the Russell 2000® Value Index. As of September 30, 2012,
the largest market capitalization of a company in the Russell 2000® Value Index was $3.8 billion and the weighted average market capitalization was $1.1 billion.
For purposes of the 80% policy, net assets include any borrowings for investment purposes.

The Fund will pursue its investment objective by investing in a diversified portfolio of small-capitalization securities selling at discounts to their fair value as assessed by the investment and research team of Phocas Financial
Corporation ("Phocas"), the Fund's subadviser. Phocas will typically invest in
80 to 120 companies with initial weightings between 0.50% to 1.50% of total Fund value in order to have broad industry representation and reduce individual security risk within the Fund.
Principal Investment Risks.
Market Risks. The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline. If the value of the
Fund's investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks. Common stocks and other equity securities held by the
Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund's share price.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Small Capitalization Company Risks. Securities of companies with small market capitalizations are often more volatile, less liquid and more susceptible to market pressures than larger companies.

Value Investing Risks. The Fund invests primarily in value-style stocks, stocks whose prices Phocas believes are undervalued in relation to fundamental measures.
Value stocks may never increase in price or pay dividends as anticipated by
Phocas, or may decline even further if the market fails to recognize the company's value, if the factors that Phocas believes will increase the price do not occur or if a stock judged to be undervalued is actually appropriately priced.

Sector Risks. Although Phocas selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund's overall investment portfolio than other sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
Performance.
The Fund is the successor to the Phocas Small Cap Value Fund (the "Predecessor
Fund") pursuant to a reorganization that was completed on October 8, 2010.
Prior to this date, the Fund had no investment operations. Accordingly, the performance and financial information for periods prior to October 8, 2010 is historical information for the Predecessor Fund. The Fund has investment objectives, strategies and policies substantially similar to the Predecessor
Fund, which was advised by Phocas, the current subadviser to the Fund. The
Predecessor Fund was subject to different expenses than the Institutional Class shares offered by this prospectus. Accordingly, the performance for the
Predecessor Fund may differ from that of the Fund.

The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns compare with a broad measure of market performance. Please keep in mind that the Fund's past performance (before and after taxes) does not necessarily represent how it will perform in the future. Updated performance data is available on the Company's website at www.frontegra.com or by calling toll-free to 1-888-825-2100.
Calendar Year Total Returns	[1]

The Fund's return from January 1, 2012 through September 30, 2012 was 8.09%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return         Worst Quarter Return

22.69% (3rd quarter, 2009) (20.11)% (4th quarter, 2011)
Average Annual Total Returns (For periods ended December 31, 2011)	[2]
Average Annual Total Returns Frontegra Phocas Small Cap Value Fund	Label	1 Year	5 Years	Since Inception		Inception Date
Institutional Class	Return Before Taxes	(5.99%)	1.14%	2.92%	[1]	Sep. 29, 2006
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions	(6.00%)	1.05%	2.83%	[1]	Sep. 29, 2006
Institutional Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(3.88%)	0.95%	2.48%	[1]	Sep. 29, 2006
Russell 2000 Value Index	Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)	(5.50%)	(1.87%)	(0.16%)	[1]	Sep. 29, 2006
[1]	Fund returns for the period from September 29, 2006 to October 7, 2010 reflect the performance of the Predecessor Fund. Fund returns for the period from October 8, 2010 to December 31, 2011 reflect the performance of the Class L shares of the Fund. Effective November 1, 2012, the Class L shares were redesignated as Institutional Class shares.

The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares is higher than other return figures when a capital loss occurs upon the redemption of
Fund shares.

[1]	Returns for calendar years 2007-2009 and for the period from January 1, 2010 to October 7, 2010 reflect the performance of the Predecessor Fund. Returns for the period from October 8, 2010 to December 31, 2011 reflect the performance of the Class L shares of the Fund. Effective November 1, 2012, the Class L shares were redesignated as Institutional Class shares.
[2]	The Fund commenced operations on September 29, 2006.